Stock-Based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of Options Outstanding
Number of Options Outstanding, Beginning balance	7,428,682
Number of Options Outstanding, granted	2,202,417
Number of Options Outstanding, exercised	(439,754)
Number of Options Outstanding, forfeited	(323,840)
Number of Options Outstanding, expired	(2,452,894)
Number of Options Outstanding, Ending balance	6,414,611	7,428,682
Number of Options Outstanding, Exercisable ending balance	3,472,595
Weighted- Average Exercise Price
Weighted Average Exercise Price, Beginning balance	$ 2.21
Weighted- Average Exercise Price, Options granted	4.23
Weighted- Average Exercise Price, Options exercised	2.02
Weighted- Average Exercise Price, Options forfeited	2.36
Weighted- Average Exercise Price, Options expired	2.41
Weighted Average Exercise Price, Ending balance	2.85	$ 2.21
Weighted- Average Exercise Price, Exercisable ending balance	$ 2.30
Weighted- Average Remaining Contractual Life (Years), Outstanding	7 years 9 months 18 days	7 years 3 months 18 days
Weighted- Average Remaining Contractual Life (Years), Exercisable	7 years
Aggregate Intrinsic Value, Outstanding	$ 73,260	$ 277
Aggregate Intrinsic Value, Exercisable	$ 73,260